Losses and Loss Adjustment Expenses - Net Incurred Losses by Line of Business (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Net losses paid, prior period	$ 1,413,500	$ 1,609,009	$ 1,158,614
Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Net losses paid, prior period	1,064,911	1,182,804	838,812
Net change in case and LAE reserves, prior period	(449,610)	(553,996)	(552,124)
Net change in IBNR reserves, prior period	(742,417)	(847,893)	(573,127)
Increase (reduction) in estimates of net ultimate losses, prior period	(127,116)	(219,085)	(286,439)
Asbestos | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Net losses paid, prior period	132,853	118,557	108,248
Net change in case and LAE reserves, prior period	(1,300)	35,003	(21,535)
Net change in IBNR reserves, prior period	(150,054)	(146,749)	(151,662)
Increase (reduction) in estimates of net ultimate losses, prior period	(18,501)	6,811	(64,949)
Environmental | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Net losses paid, prior period	23,866	16,899	21,273
Net change in case and LAE reserves, prior period	(266)	13,796	479
Net change in IBNR reserves, prior period	(36,362)	(15,707)	(7,599)
Increase (reduction) in estimates of net ultimate losses, prior period	(12,762)	14,988	14,153
General Casualty | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Net losses paid, prior period	170,502	175,044	141,624
Net change in case and LAE reserves, prior period	(68,744)	(89,968)	(115,240)
Net change in IBNR reserves, prior period	(127,421)	(91,818)	(60,828)
Increase (reduction) in estimates of net ultimate losses, prior period	(25,663)	(6,742)	(34,444)
Workers' compensation/personal accident | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Net losses paid, prior period	142,790	208,961	139,226
Net change in case and LAE reserves, prior period	(176,927)	(156,435)	(178,138)
Net change in IBNR reserves, prior period	(149,198)	(188,944)	(115,648)
Increase (reduction) in estimates of net ultimate losses, prior period	(183,335)	(136,418)	(154,560)
Marine, aviation and transit | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Net losses paid, prior period	33,927	82,058	67,831
Net change in case and LAE reserves, prior period	(14,458)	(77,958)	(44,200)
Net change in IBNR reserves, prior period	(50,558)	(24,508)	(21,188)
Increase (reduction) in estimates of net ultimate losses, prior period	(31,089)	(20,408)	2,443
Construction defect | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Net losses paid, prior period	27,476	32,078	22,182
Net change in case and LAE reserves, prior period	(6,092)	(8,313)	(7,257)
Net change in IBNR reserves, prior period	(13,382)	(25,025)	(33,146)
Increase (reduction) in estimates of net ultimate losses, prior period	8,002	(1,260)	(18,221)
Professional indemnity/ Directors & Officers | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Net losses paid, prior period	63,878	103,413	161,797
Net change in case and LAE reserves, prior period	3,698	(36,986)	(11,159)
Net change in IBNR reserves, prior period	(79,181)	(104,984)	(130,957)
Increase (reduction) in estimates of net ultimate losses, prior period	(11,605)	(38,557)	19,681
Motor | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Net losses paid, prior period	349,366	276,563	104,182
Net change in case and LAE reserves, prior period	(106,561)	(134,127)	(109,962)
Net change in IBNR reserves, prior period	(95,040)	(179,887)	(34,215)
Increase (reduction) in estimates of net ultimate losses, prior period	147,765	(37,451)	(39,995)
Property | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Net losses paid, prior period	71,422	94,093	22,178
Net change in case and LAE reserves, prior period	(24,356)	(73,259)	(24,271)
Net change in IBNR reserves, prior period	(64,331)	(7,358)	(11,497)
Increase (reduction) in estimates of net ultimate losses, prior period	(17,265)	13,476	(13,590)
All Other | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Net losses paid, prior period	48,831	75,138	50,271
Net change in case and LAE reserves, prior period	(54,604)	(25,749)	(40,841)
Net change in IBNR reserves, prior period	23,110	(62,913)	(6,387)
Increase (reduction) in estimates of net ultimate losses, prior period	$ 17,337	$ (13,524)	$ 3,043